Segment Information - Schedule of Key Financial Performance Measures of the Segments (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Revenue from subscription segment [Member]
Schedule of Key Financial Performance Measures of the Segments [Line Items]
Revenue from external customers	$ 89,192,498	$ 64,991,807	$ 24,557,650
Cost of revenue	(119,275,038)	(92,457,957)	(21,344,236)
Segment gross profit	(30,082,540)	(27,466,150)	3,213,414
Revenue from advertisement segment [Member]
Schedule of Key Financial Performance Measures of the Segments [Line Items]
Revenue from external customers	8,351,098	11,221,050	9,900,071
Cost of revenue	(3,734,317)	(7,444,133)	(3,855,840)
Segment gross profit	4,616,781	3,776,917	6,044,231
Revenue from live events segment [Member]
Schedule of Key Financial Performance Measures of the Segments [Line Items]
Revenue from external customers	1,760,930	1,880,548	6,922,719
Cost of revenue	(1,548,310)	(2,214,126)	(5,888,466)
Segment gross profit	212,620	(333,578)	1,034,253
Consolidated [Member]
Schedule of Key Financial Performance Measures of the Segments [Line Items]
Revenue from external customers	99,304,526	78,093,405	41,380,440
Cost of revenue	(124,557,665)	(102,116,216)	(31,088,542)
Segment gross profit	$ (25,253,139)	$ (24,022,811)	$ 10,291,898